UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008*

This Form N-Q pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Floating Rate High Income Fund

11/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Floating Rate Loans – 92.0% (g)(r)
Aerospace – 3.9%
Acts Aero Technology Supply & Service, Term Loan B, 7.88%, 2014	$1,033,978	$361,892
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 5.76%, 2014	41,849	21,941
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 5.76%, 2014	714,499	374,602
Hexcel Corp., Term Loan B, 5.38%, 2012	506,842	438,418
TransDigm, Inc., Term Loan B, 5.21%, 2013	569,325	429,840
Vought Aircraft Industries, Inc., Term Loan, 3.94%, 2011	900,155	684,118
Wyle Laboratories, Term Loan B, 7.7%, 2014	596,731	501,254

		$2,812,065

Airlines – 0.3%
United Airlines, Inc., Term Loan B, 2014 (o)	$500,000	$231,000

Automotive – 2.2%
Allison Transmission, Term Loan B, 4.99%, 2014	$389,548	$232,059
Federal-Mogul Corp., Term Loan B, 3.9%, 2014	497,494	247,089
Ford Motor Co., Term Loan B, 4.43%, 2013	598,661	239,467
General Motors, Term Loan B, 5.79%, 2013	684,561	263,556
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.9%, 2014	259,857	162,411
Mark IV Industries, Inc., Second Lien Term Loan, 11.87%, 2011	716,073	42,964
Mark IV Industries, Inc., Term Loan, 8%, 2011	564,542	158,072
Motorsport Aftermarket Group, Inc., Term Loan, 6.26%, 2013	416,121	228,866

		$1,574,484

Basic Industry – 0.7%
Trimas Corp., Letter of Credit, 6.02%, 2011	$160,602	$99,573
Trimas Corp., Term Loan B, 5.01%, 2013	672,502	416,951

		$516,524

Broadcasting – 5.1%
Citadel Communications Group, Term Loan B, 5.02%, 2014	$898,241	$323,367
Gray Television, Inc., Delayed Draw Term Loan, 4.77%, 2014 (o)	1,451,115	623,980
High Plains Broadcasting Operating Company LLC, Term Loan, 8.21%, 2016	113,303	55,518
Local TV LLC, Term Loan, 3.96%, 2013	1,116,129	546,903
Newport Television LLC, Term Loan B, 8.21%, 2016	428,268	209,851
Nextmedia Operating, Inc., Second Lien Term Loan, 8.44%, 2013 (p)	502,545	223,632
Nextmedia Operating, Inc., Term Loan, 5.43%, 2012	180,286	101,861
Nextmedia Operating, Inc., Term Loan B, 5.45%, 2012	80,127	45,272
Spanish Broadcasting Systems, Inc., Term Loan, 5.52%, 2012	972,348	350,045
Telesat Holding, Inc., Delayed Draw Term Loan, 6.59%, 2014	49,234	35,440
Telesat Holding, Inc., Term Loan B, 6.25%, 2014	573,249	412,636
Univision Communications, Inc., Term Loan B, 3.68%, 2014	471,076	209,393
Young Broadcasting, Inc., Term Loan, 5.25%, 2012	1,034,232	549,177

		$3,687,075

Brokerage & Asset Managers – 0.8%
Ameritrade Holding Corp., Term Loan B, 3.27%, 2012	$662,858	$547,687

Building – 1.8%
BELFOR USA Group, Term Loan B, 5.58%, 2013	$601,214	$505,020
Building Materials Holding Corp., Term Loan, 6.62%, 2014	894,014	550,936
Building Materials Holding Corp., Term Loan B, 7%, 2011	3,371	3,371
Quality Home Brands Holdings LLC, Second Lien Term Loan, 11.02%, 2013 (p)	483,695	135,434
Quality Home Brands Holdings LLC, Term Loan, 7.97%, 2012	257,632	117,223

		$1,311,984

Business Services – 3.9%
Clarke American Corp., Term Loan B, 6.29%, 2014	$797,759	$442,756
First Data Corp., Term Loan B-1, 4.34%, 2014	637,482	431,097
First Data Corp., Term Loan B-2, 5.14%, 2014	346,017	233,994
iPayment, Inc., Term Loan, 5.12%, 2013	811,826	580,456

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Business Services – continued
RGIS LLC, Delayed Draw Term Loan B, 3.93%, 2014	$17,642	$10,409
RGIS LLC, Term Loan B, 4.23%, 2014	352,843	208,178
Sungard Data Systems, Inc., Incremental Term Loan, 6.75%, 2014	355,991	284,125
SunGard Data Systems, Inc., Term Loan B, 4%, 2014	931,689	649,998

		$2,841,013

Cable TV – 7.6%
Cequel Communications LLC, Term Loan, 6.16%, 2013	$841,324	$560,415
Charter Communications Operating LLC, Incremental Term Loan, 8.77%, 2014	685,242	522,497
Charter Communications Operating LLC, Term Loan, 5.06%, 2014	585,542	393,533
CSC Holdings, Inc., Incremental Term Loan, 4.56%, 2013	1,786,827	1,479,096
Mediacom Broadband LLC, Term Loan D-2, 6.86%, 2015	589,500	415,008
Mediacom Communications Corp., Term Loan D-1, 5.19%, 2015	972,675	684,763
San Juan Cable LLC, Term Loan, 4.82%, 2012	1,077,555	624,982
UPC Broadband Holding, Term Loan N-1, 4.6%, 2014	1,164,040	821,813

		$5,502,107

Chemicals – 0.9%
Arizona Chemical Co., Second Lien Term Loan, 6.94%, 2014	$445,083	$239,232
Arizona Chemical Co., Term Loan, 3.43%, 2013	52,578	33,913
Vertellus Specialties, Inc., Term Loan B, 8.12%, 2012	510,243	382,683

		$655,828

Computer Software – 1.0%
Nuance Communications, Inc., Term Loan, 3.69%, 2013	$780,000	$533,650
Nuance Communications, Inc., Term Loan B-1, 3.69%, 2013	226,609	155,038

		$688,688

Computer Software - Systems – 0.5%
Dealer Computer Services, Inc., Second Lien Term Loan, 6.93%, 2013	$234,806	$117,403
Infor Global Solutions, Inc., Second Lien Term Loan, 10.01%, 2014	658,945	119,434
Intergraph Corp., Term Loan, 4.18%, 2014	178,860	137,275

		$374,112

Construction – 0.0%
Landsource Communities Development LLC, Second Lien Term Loan, 10.55%, 2014	$224,769	$5,170

Consumer Goods & Services – 5.2%
Affinion Group, Inc., Term Loan B, 4.64%, 2012	$635,993	$453,675
Bright Horizons Family Solutions, Term Loan B, 7.5%, 2015	584,948	421,163
Central Garden & Pet Co., Term Loan B, 3.04%, 2012	364,024	236,615
Coinmach Laundry Co., Term Loan B, 5.21%, 2014	715,980	536,985
Huish Detergents, Inc., Term Loan B, 5.77%, 2014	327,356	254,792
Philosophy, Inc., Term Loan B, 3.44%, 2014	671,787	429,944
Ticketmaster, Term Loan B, 6.64%, 2014	569,250	449,708
Travelport Inc., Delayed Draw Term Loan, 2013 (o)	382,326	188,295
Travelport Ltd., Letter of Credit, 6.01%, 2013	80,559	37,230
Travelport Ltd., Term Loan, 6.01%, 2013	510,583	235,962
Weight Watchers International, Inc., Term Loan B, 5.68%, 2014	435,842	358,843
West Corp., Term Loan B-2, 4.2%, 2013	298,495	185,253

		$3,788,465

Containers – 0.8%
Owens-Illinois, Inc., Term Loan B, 2.9%, 2013	$689,827	$548,412

Electronics – 0.3%
Freescale Semiconductor, Inc., Term Loan B, 4.6%, 2013	$414,596	$237,097

Energy - Independent – 1.9%
Crimson Exploration, Inc., Second Lien Term Loan, 7.37%, 2012	$684,279	$458,467
MEG Energy Corp., Term Loan, 5.77%, 2013	545,630	365,572
MEG Energy Corp., Term Loan B, 5.77%, 2013	$780,000	522,600

		$1,346,639

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Engineering - Construction – 0.5%
URS Corp., Term Loan B, 5.72%, 2013	$396,148	$342,668

Entertainment – 1.6%
AMC Entertainment, Inc., Term Loan B, 3.16%, 2013	$392,979	$298,468
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 7.01%, 2012	185,085	83,024
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 7.01%, 2012	478,817	214,783
Regal Cinemas, Inc., Term Loan, 5.51%, 2013	738,612	550,060

		$1,146,335

Financial Institutions – 0.8%
MSCI, Inc., Term Loan B, 4.69%, 2014	$719,209	$604,136

Food & Beverages – 5.1%
ARAMARK Corp., Letter of Credit, 5.63%, 2014	$77,047	$61,021
ARAMARK Corp., Term Loan B, 5.63%, 2014	1,212,775	960,518
B&G Foods, Inc., Term Loan C, 4.2%, 2013	252,854	204,811
Birds Eye Foods, Inc., Term Loan, 5.52%, 2013	492,860	384,430
Dean Foods Co., Term Loan B, 5.24%, 2014	1,150,127	920,512
Dole Food Co., Inc., Letter of Credit, 6.81%, 2013	28,523	20,048
Dole Food Co., Inc., Term Loan, 3.67%, 2013	50,555	35,533
Dole Food Co., Inc., Term Loan C, 5.17%, 2013	188,355	132,386
Mafco Worldwide Corp., Term Loan B, 4.58%, 2011	1,009,174	938,532

		$3,657,791

Forest & Paper Products – 2.7%
Georgia-Pacific Corp., Term Loan, 4.18%, 2012	$1,428,481	$1,095,962
Graphic Packaging International, Inc., Incremental Term Loan, 6.77%, 2014	492,726	379,810
NewPage Holding Corp., Term Loan, 7%, 2014	649,012	476,212

		$1,951,984

Gaming & Lodging – 2.7%
Fontainebleau Resorts LLC, Delayed Draw Term Loan, 2014 (q)	$432,269	$144,810
Fontainebleau Resorts LLC, Term Loan B, 6.06%, 2014	1,031,496	345,551
Golden Nugget, Inc., Second Lien Term Loan, 4.69%, 2014	398,373	59,756
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.01%, 2014	786,547	55,058
Green Valley Ranch Gaming LLC, Term Loan, 4.52%, 2014	211,738	95,282
Harrah’s Entertainment, Inc., Term Loan B-2, 6.53%, 2015	554,288	323,566
Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 5.51%, 2014	69,945	43,249
Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 5.51%, 2014	118,419	73,222
Isle of Capri Casinos, Inc., Term Loan, 5.51%, 2014	296,047	183,055
Las Vegas Sands Corp., Delayed Draw Term Loan 1, 5.52%, 2014	141,323	68,228
Las Vegas Sands Corp., Term Loan B, 5.52%, 2014	561,028	270,852
Venetian Macau Ltd., Term Loan, 5%, 2013	500,000	280,000

		$1,942,629

Industrial – 1.9%
Gleason Corp., Term Loan, 5.08%, 2013	$424,849	$318,637
Interline Brands, Inc., Term Loan, 2.9%, 2013	387,937	250,219
Interline Brands, Inc., Term Loan B, 2.9%, 2013	268,648	173,278
KAR Holdings, Inc., Term Loan B, 6.02%, 2013	406,727	241,324
Oshkosh Truck Corp., Term Loan B, 4.19%, 2013	676,357	424,655

		$1,408,113

Insurance – 0.4%
HMSC Corp., Second Lien Term Loan, 7.26%, 2014	$79,343	$7,934
HMSC Corp., Term Loan, 5.97%, 2014	647,158	278,278

		$286,212

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Machinery & Tools – 0.1%
NACCO Materials Handling Group, Inc., Term Loan, 4.26%, 2013	$195,500	$105,570

Medical & Health Technology & Services – 10.3%
Biomet, Inc., Term Loan B, 6.76%, 2015	$1,158,028	$939,813
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	88,203	64,595
Community Health Systems, Inc., Term Loan B, 4.39%, 2014	1,724,617	1,263,013
DaVita, Inc., Term Loan B-1, 4.72%, 2012	779,408	660,305
Genoa Healthcare LLC, Second Lien Term Loan, 11.5%, 2013	333,333	266,667
Genoa Healthcare LLC, Term Loan, 6.75%, 2012	576,953	458,678
HCA, Inc., Term Loan B, 6.01%, 2013	1,548,547	1,157,700
Health Management Associates, Inc., Term Loan, 5.51%, 2014	21,359	14,293
National Mentor Holdings, Inc., Synthetic Letter of Credit, 5.57%, 2013	36,821	30,561
National Mentor Holdings, Inc., Term Loan B, 5.77%, 2013	618,418	513,287
National Renal Institutes, Inc., Term Loan B, 6.06%, 2013	836,491	489,347
Psychiatric Solutions, Inc., Term Loan B, 3.63%, 2012	870,387	687,606
Renal Advantage, Inc., Term Loan B, 5.31%, 2012	348,547	237,012
Select Medical Corp., Term Loan B, 4.15%, 2012	568,085	422,276
U.S. Oncology, Inc., Term Loan C, 6.51%, 2011	289,326	238,694

		$7,443,847

Medical Equipment – 1.3%
Hologic, Inc., Term Loan A, 5.5%, 2012	$301,101	$274,002
Hologic, Inc., Term Loan B, 4.87%, 2013	161,552	140,550
Orthofix International N.V., Term Loan B, 8.27%, 2013	521,336	401,429
Sterigenics International, Inc., Term Loan B, 5.12%, 2013	201,420	134,951

		$950,932

Metals & Mining – 0.2%
Euramax International, Inc., Term Loan, 7.5%, 2012	$315,031	$148,064

Natural Gas - Pipeline – 2.7%
Atlas Pipeline Partners LP, Term Loan, 3.94%, 2014	$438,112	$334,061
Energy Transfer Equity LP, Term Loan, 4.13%, 2012	933,892	759,254
Enterprise GP Holdings LP BK LN Term Loan B, 5.63%, 2014	1,055,647	855,074

		$1,948,389

Network & Telecom – 1.6%
Fairpoint Communications, Inc., Term Loan B, 6.56%, 2015	$437,410	$272,944
Hargray Communications, Inc., Term Loan B, 6.01%, 2014	298,691	235,966
Windstream Corp., Term Loan B, 6.05%, 2013	742,567	615,093

		$1,124,003

Oil Services – 1.6%
Petroleum Geo Services A.S.A., Term Loan B, 5.51%, 2015	$537,029	$394,716
Volnay Acquisition Co. I, Term Loan B, 4.85%, 2014	961,891	783,941

		$1,178,657

Pharmaceuticals – 2.0%
Mylan Laboratories, Inc., Term Loan B, 6.9%, 2014	$788,788	$632,345
Royalty Pharma Finance Trust, Term Loan, 6.01%, 2013	371,271	319,912
Stiefel Laboratories, Inc., Delayed Draw Term Loan, 7%, 2013	277,596	213,749
Stiefel Laboratories, Inc., First Lien Term Loan, 7%, 2013	362,931	279,457

		$1,445,463

Printing & Publishing – 5.5%
American Media Operations, Inc., Term Loan B, 7.56%, 2013	$1,124,330	$652,112
Ascend Media Holdings LLC, Term Loan, 9.39%, 2012	481,013	216,456
Black Press Group Ltd., Term Loan B, 4.19%, 2013	193,680	106,524
Black Press Group Ltd., Term Loan B-2, 4.19%, 2013	117,592	64,675
Dex Media East LLC, Delayed Draw Term Loan B, 4.54%, 2013	403,290	184,505
Dex Media West, LLC Term Loan B, 2010 (o)	379,478	185,944

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – continued
Gatehouse Media Operating, Inc., Delayed Draw Term Loan, 4.93%, 2014	$240,504	$55,316
Gatehouse Media Operating, Inc., Term Loan B, 4.2%, 2014	251,828	57,920
Idearc, Inc., Term Loan A, 2.94%, 2013 (o)	1,051,851	399,703
MediaNews Group, Inc., Term Loan C, 7.07%, 2013	664,571	289,089
Nielsen Finance LLC, Term Loan B, 4.22%, 2013	1,174,710	778,062
Reader’s Digest Associations, Inc., Term Loan B, 4.46%, 2014	538,552	188,493
Tribune Co., Incremental Term Loan, 6.5%, 2014	701,866	137,566
Tribune Co., Term Loan X, 7.08%, 2009	88,401	33,151
Wenner Media LLC, Term Loan B, 5.51%, 2013	891,307	623,915

		$3,973,431

Real Estate – 0.6%
CB Richard Ellis Group, Inc., Term Loan B, 2.95%, 2013	$726,019	$326,709
Tishman Speyer, Term Loan, 3.23%, 2012	306,316	107,211

		$433,920

Restaurants – 0.3%
Buffets, Inc., Letter of Credit, 10.44%, 2013	$96,951	$29,732
Buffets, Inc., Term Loan B, 8.68%, 2013	730,468	224,010

		$253,742

Retailers – 2.0%
Burlington Coat Factory, Term Loan B, 4.45%, 2013	$162,068	$70,139
David’s Bridal, Inc., Term Loan, 5.76%, 2014	655,894	419,772
General Nutrition Centers, Inc., Term Loan B, 6.18%, 2013	348,232	230,994
Oriental Trading Co., Inc., Term Loan, 4.67%, 2013	883,553	487,427
Rite Aid Corp., Term Loan 3, 6%, 2014	389,376	264,776

		$1,473,108

Specialty Chemicals – 0.2%
Lyondell Chemical Co., Term Loan B2, 2014 (o)	$381,813	$154,157

Telecommunications - Wireless – 0.7%
MetroPCS Wireless, Inc., Term Loan B, 4.84%, 2013	$653,329	$506,330

Telephone Services – 1.1%
Sorenson Communications, Inc., Term Loan, 4%, 2013	$941,192	$781,190

Utilities - Electric Power – 9.2%
Calpine Corp., DIP Term Loan, 6.64%, 2014	$1,323,602	$926,049
Coleto Creek Power LP, Letter of Credit, 6.51%, 2013	54,843	38,207
Coleto Creek Power LP, Term Loan B, 6.51%, 2013	776,166	540,729
Covanta Holding Corp., Letter of Credit, 5.45%, 2014	319,056	257,372
Covanta Holding Corp., Term Loan B, 4.41%, 2014	626,325	505,235
KGEN Power Corp., Letter of Credit, 3.65%, 2014	42,353	27,106
KGEN Power Corp., Term Loan B, 5.56%, 2014	69,353	44,386
Liberty Electric Power LLC, Term Loan, 6.76%, 2014	587,276	440,457
Longview Power LLC, Delayed Draw Term Loan, 5.75%, 2014	158,128	103,837
Longview Power LLC, Letter of Credit, 5.91%, 2014	45,179	29,668
Longview Power LLC, Term Loan, 5.12%, 2014	135,538	89,003
Mach Gen LLC, Letter of Credit, 5.76%, 2013	51,167	46,408
Mach Gen LLC, Term Loan, 4.19%, 2014	485,221	440,096
Mirant North America LLC, Term Loan B, 3.16%, 2013	879,261	712,934
NRG Energy, Inc., Letter of Credit, 5.26%, 2013 (o)	317,682	263,359
NRG Energy, Inc., Term Loan, 5.26%, 2013 (o)	1,147,432	951,221
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 5.28%, 2014	1,133,992	765,161
Texas Competitive Electric Holdings LLC, Term Loan B-2, 5.54%, 2014	427,356	288,893
TPF Generation Holdings LLC, Term Loan, 6.51%, 2014	203,263	152,448

		$6,622,569

Total Floating Rate Loans		$66,551,590

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer			Shares/Par		Value ($)
Bonds – 4.5%
Asset Backed & Securitized – 2.5%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045				$297,000	$135,760
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017				658,873	283,925
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017				329,000	145,004
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039				500,000	225,166
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045				500,000	231,188
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047				660,000	289,106
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049				474,998	212,071
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050				125,000	55,397
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051				500,000	222,446

					$1,800,063

Automotive – 0.3%
FCE Bank PLC, 7.125%, 2012			EUR	350,000	$244,571

Broadcasting – 0.5%
Paxson Communications Corp., FRN, 8.002%, 2012 (n)				$725,000	$317,188

Building – 0.2%
Ply Gem Industries, Inc., 11.75%, 2013				$250,000	$148,125

Municipals – 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035				$550,000	$445,209

Printing & Publishing – 0.4%
Dex Media West LLC, 8.5%, 2010				$350,000	$217,000
Dex Media West LLC, 9.875%, 2013				348,000	76,560

					$293,560

Total Bonds					$3,248,716

	Strike Price	First Exercise
Warrants – 0.0%
Construction – 0.0%
Building Materials Holding Corp., (1 share for 1 warrant)(a)	$0.47	10/24/08		6,050	$1,998

Total Investments					$69,802,304

Other Assets, Less Liabilities – 3.5%					2,495,218

Net Assets – 100.0%					$72,297,522

(a)	Non-income producing security.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $317,188, representing 0.44% of net assets.

The following abbreviations are used in this report and are defined:

DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

MFS Floating Rate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Floating Rate High Income Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$69,802,304	$—	$69,802,304
Other Financial Instruments	$(58,551)	$12,025	$—	$(46,526)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$106,773,940

Gross unrealized appreciation	$2,284
Gross unrealized depreciation	(36,973,920)

Net unrealized appreciation (depreciation)	$(36,971,636)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 11/30/08

Forward Foreign Currency Exchange Contracts at 11/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation/ (Depreciation)
Appreciation
SELL	EUR	161,231	12/22/2008	$216,824	$204,799	$12,025

Futures Contracts Outstanding at 11/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	19	$2,422,203	Mar-09	$(58,551)

At November 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2009

*	Print name and title of each signing officer under his or her signature.